LOANS - Financial leasing portfolio - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LOANS
Total gross rent payments receivable	$ 17,861,864	$ 18,103,115
Less amounts representing running costs (such as taxes, maintenance, insurances ,etc.,)	(564)	(238)
Plus, estimated residual amount of assets given for rental (without guarantee)	22,526	22,625
Gross investment in contracts of financial leasing	17,883,826	18,125,502
Less unrealized financial income	(5,107,309)	(5,963,745)
Net investment in contracts of financial leasing	12,776,517	12,161,757
Loss allowance of net investment in financial leasing	$ (737,549)	$ (501,825)